Inventories - Additional Information (Detail) € in Thousands, $ in Thousands	3 Months Ended		12 Months Ended
	May 31, 2023 USD ($)	May 31, 2023 EUR (€)	Nov. 30, 2023 USD ($)	Nov. 30, 2022 USD ($)
Statement [line items]
Cost of inventories recognised as expense during period			$ 220	$ 0
Inventory writedown				2,137
Provision for formulation				1,477
Provision for the inventory in development				339
Provision for the expired raw material				252
Provision of inventories				69
TaiMed Biologics Inc. [Member]
Statement [line items]
Inventories returned	$ 3,295
Reduction in accounts payable	$ 3,399	€ 3,179
Cost of goods sold
Statement [line items]
Inventory writedown			$ 18,540	$ 19,587